Goodwill and Intangible Assets - Goodwill (Q2) (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended		9 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Oct. 01, 2024
Goodwill [Roll Forward]
Goodwill, beginning balance				$ 667,936	$ 0	$ 0
Impairment	$ (113,344)	$ 0	$ 0	(346,557)	$ 0	$ 0
Other				2,084
Goodwill, ending balance	$ 323,463	$ 667,936		$ 323,463